Related party transactions	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Related party transactions
22. Related party transactions
Related Party relationships with shareholders with significant influence
Keith Liddell, Chris von Christierson, and Peter Smedvig are the founding shareholders of Lifezone.
The Liddell family holdings are in aggregate approximately 30% of all outstanding Lifezone Metals shares as of June 30, 2025 making Keith Liddell and members of his immediate family related parties with significant influence over the affairs of Lifezone. Keith Liddell is a director of various group companies and the Chair of Lifezone Metals. Mr. Liddell is also retained as a consultant to provide metallurgical engineering services to Lifezone in matters related to metals recovery and the design, engineering, commissioning, and operation of Lifezone’s metals and minerals projects. Keith
Liddell is the father of Natasha Liddell and of Simon Liddell. Simon Liddell is an employee of Lifezone Asia-Pacific Pty Ltd (''LZAP''). He was also a director of LZAP and resigned from his directorship with effect from July 1, 2024. Natasha Liddell was an employee of LZAP and a member of the Executive Committee and departed from her role as Chief Sustainability Officer of Lifezone, effective February 16, 2024. Keith Liddell holds his shares jointly with his wife Shelagh Jane Liddell, who has not received compensation during the reporting period and has no commercial agreement with Lifezone.
The holdings in trusts where family members of Chris von Christierson are beneficiaries are classified as true trust holdings managed by professional trustees, making Chris von Christierson and close family members non-related parties.
Lifezone has no commercial relationships with Peter Smedvig beyond his shareholding in Lifezone and no compensation or transfer of resources took place during the reporting period with Peter Smedvig and known family members.
Directors’ fees
Lifezone has a director service contract agreement with Keith Liddell as a director of Lifezone Metals. For the six months ended June 30, 2025, Keith Liddell, was paid $46,750 (six months ended June 30, 2024: $55,000).

Remuneration of key management personnel

	June 30, 2025	June 30, 2024
	$	$
Salary, wages and consultancy fees [1]	1,576,058	2,091,902
Bonuses [1]	-	305,497
Post-employment benefits (pension)	38,874	50,419
Share-based payment	-	32,160
Total remuneration	1,614,932	2,479,978
[1] The amounts disclosed include expenses incurred during the reporting period in connection to the employment of and consulting agreements entered into with key management personnel.
The amounts disclosed in the above table are the amounts recognized as an expense during the reporting period related to key management personnel as listed below.

Keith Liddell	Chairman
Chris Showalter	Chief Executive Officer
Ingo Hofmaier	Chief Financial Officer
Dr Michael Adams	Chief Technology Officer
Gerick Mouton	Chief Operating Officer
Benedict Busunzu	TNCL Chief Executive Officer
Spencer Davis	Chief Legal Officer
Natasha Liddell	Chief Sustainability Officer (resigned February 16, 2024)
Anthony von Christierson	Senior Vice President: Commercial and Business Development
Evan Young	Senior Vice President: Investor Relations and Capital Markets
Transactions with family members of Key Management Personnel
Natasha Liddell (the daughter of Mr. Keith Liddell) was a paid employee of LZAP until February 16, 2024. On April 30, 2024, KNL engaged Atlas Sustainability in relation to the creation of parts of the ESG sections of the Kabanga Nickel Project Feasibility Study. Atlas Sustainability was considered a related party, as the work was undertaken by Natasha Liddell as principal consultant of Atlas Sustainability.

Mr. Simon Liddell (the son of Mr. Keith Liddell) is a paid employee of LZAP. He is Vice President Mining and has extensive underground mining experience, having joined from Gold Fields in Australia in 2022.

Lifezone has a commercial agreement with Airvolution Co., an entity controlled by Mike Adams, with effect from July 1, 2022. Mr. Jonathan Adams (the son of Mike Adams) is a Senior Metallurgist at Lifezone.
Lifezone has a commercial agreement with Keith Liddell.
Details of transactions of the above can be found in the following sections.

Consultancy fees and bonuses
Engagement Party	Related Person	June 30, 2025	June 30, 2024	commenced	ended
Atlas Sustainability	Natasha Liddell	-	21,048	April 29, 2024	September 27, 2024
Airvolution Co. Limited	Mike Adams	225,002	350,659	July 1, 2022
LZ Advisory LLC	Christopher Showalter	-	231,532	March 15, 2022	April 30, 2024
Keith Liddell	Keith Liddell	241,470	395,878	July 7, 2023
NewVision Metals PTE. Limited	Gerick Mouton	202,230	255,017	June 2, 2022
EJMY Consulting	Evan Young	-	118,768	October 10, 2023	November 3, 2024
		668,702	1,372,902
RSUs (granted and vested)
Engagement Party	Related Person	June 30, 2025	June 30, 2024	commenced	ended
EJMY Consulting	Evan Young	-	32,160	October 10, 2023	November 3, 2024
		-	32,160

Total compensation to consultants		668,702	1,405,062

Family members of key management personnel who are employed by Lifezone:
Wages and Bonuses	June 30, 2025	June 30, 2024
	$	$
Natasha Liddell [1]	-	85,111
Simon Liddell	122,322	133,343
Jonathan Adams	64,991	66,448
	187,313	284,902
[1] Resigned on February 16, 2024

Related party receivables
Lifezone had receivables due from related parties as follows:

	June 30, 2025	December 31, 2024
	$	$
BHP Billiton (UK) DDS Limited	-	23,133
Shareholder loan	-	75,000
Total	-	98,133

Shareholder loan

In 2020, Lifezone provided loans to shareholders who were working for Lifezone. As of December 31, 2024, a loan to Lisa Smith of $75,000 was outstanding. As of January 13, 2025, all loans have been repaid in full.

Related party payable

	June 30, 2025	December 31, 2024
	$	$
Related party payables	103,764	125,329
Total	103,764	125,329
Related party payables relate to services invoiced by Keith Liddell, Airvolution Co. Limited and NewVision Metals PTE Limited to Lifezone that remained outstanding as at June 30, 2025 and December 31, 2024.